SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw material	$ 26,995	$ 31,604	$ 42,929
Finished goods	6,583	7,174	7,260
Total inventory	$ 33,578	$ 38,778	$ 50,189